CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 15,128,719	$ 6,668,104
Accounts receivable, net	28,362	1,884
Loans receivable, net - current	5,488,045	12,626,200
Prepayments and other assets	604,524	426,137
Other receivable - current	8,872,838	23,609,338
Current assets of discontinued operations		8,686,507
TOTAL CURRENT ASSETS	30,122,488	52,018,170
Loans receivable, net - non-current		14,070,741
Long-term investments, net		1,600,000
Property, equipment and software, net	66,887	92,832
Right-of-use assets	0	670,738
Other receivable - non-current	1,496,121	8,237,346
Non-current assets of discontinued operations		3,786,332
TOTAL ASSETS	31,685,496	80,476,159
CURRENT LIABILITIES:
Accrued expenses and other current liabilities	1,142,507	1,149,599
Taxes payable (receivable)	302,682	(43,361)
Lease liabilities - current		740,752
Amount due to related parties	2,968,782	2,093,684
Current liabilities of discontinued operations		8,421,098
Note payable - current	10,000,000
TOTAL CURRENT LIABILITIES	14,413,971	12,361,772
Note payable- non-current		20,000,000
Lease liabilities - non-current		13,498
TOTAL LIABILITIES	14,413,971	32,375,270
COMMITMENTS AND CONTINGENCIES (Note 23)
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 50,016,457 and 49,984,223 shares issued, 48,850,574 and 48,818,340 shares outstanding as of March 31, 2021 and 2020, respectively)	5,002	4,999
Additional paid-in capital	60,615,048	60,559,583
Treasury stock (1,165,883 shares as of March 31, 2021 and 2020, respectively)	(3,988,370)	(3,988,370)
Deficit	(36,256,612)	(1,429,623)
Accumulated other comprehensive loss	(3,103,543)	(7,045,700)
TOTAL SHAREHOLDERS' EQUITY	17,271,525	48,100,889
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 31,685,496	$ 80,476,159